NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Emerging Markets Equity Fund
Nationwide Bailard International Equities
Nationwide Bailard Technology & Science Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide HighMark Balanced Fund
Nationwide HighMark Large Cap Core Equity Fund
Nationwide HighMark Large Cap Growth Fund
Nationwide HighMark Small Cap Core Fund
Nationwide HighMark Value Fund
Nationwide Ziegler Equity Income Fund
Nationwide Ziegler NYSE Arch Tech 100 Index Fund

Supplement dated June 12, 2015
to the Prospectus dated March 1, 2015 (as revised May 1, 2015)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide HighMark Large Cap Growth Fund and Nationwide HighMark Value Fund

On June 10, 2015, the Board of Trustees of Nationwide Mutual Funds (the “Trust”), including a majority of the trustees who are not interested persons, as defined under the Investment Company Act of 1940, as amended, unanimously approved Plans of Reorganization between (1) the Nationwide HighMark Large Cap Growth Fund (“Large Cap Growth Fund”) and the Nationwide Large Cap Core Equity Fund (“Large Cap Core Equity Fund”), and (2) the Nationwide HighMark Value Fund (“Value Fund”) and the Nationwide Fund, each a series of the Trust, pursuant to which the Large Cap Growth Fund would be merged into the Large Cap Core Equity Fund and the Value Fund would be merged into the Nationwide Fund (each a “Merger,” collectively the “Mergers”).  Shareholders of the Large Cap Growth Fund and the Value Fund are not required, and will not be requested, to approve the respective Mergers.  Further information regarding the details of each Merger, the Large Cap Core Equity Fund, and the Nationwide Fund will be provided in an information statement that will be delivered to the Large Cap Growth Fund’s and Value Fund’s respective shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE